Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net interest income
Interest income	₩ 15,707,362	₩ 13,572,456	₩ 11,798,654
Interest expense	(5,969,398)	(4,992,367)	(3,955,701)
Net interest income (Note 31)	9,737,964	8,580,089	7,842,953
Net fees and commission income
Fees and commission income	3,557,013	3,295,256	4,044,955
Fees and commission expense	(1,416,494)	(1,356,259)	(2,334,001)
Net fees and commission income (Note 32)	2,140,519	1,938,997	1,710,954
Net insurance loss
Insurance income	7,569,425	4,398,738	4,599,808
Insurance expenses	(8,066,351)	(4,870,437)	(5,059,847)
Net insurance loss (Note 27)	(496,926)	(471,699)	(460,039)
Dividend income (Note 33)	82,158	87,826	257,306
Net gain on financial instruments at fair value through profit or loss (Note 34)	1,385,482	420,026
Net gain (loss) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	(247,585)	74,944
Net trading income (Note 35)			963,223
Net loss on financial instruments designated at fair value through profit or loss (IFRS 9) (Note 36)	(846,046)	(26,643)
Net loss on financial instruments designated at fair value through profit or loss (IAS 39) (Note 37)			(1,059,826)
Net foreign currency transaction gain	440,948	194,136	364,006
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	152,278	20,554
Net gain on disposal of available-for-sale financial assets			499,187
Net gain (loss) on disposal of securities at amortized cost (Note 11)	66	(9)
Provision for allowance for credit loss (Note 38)	(980,692)	(747,877)
Impairment loss on financial assets (Note 39)			(1,013,548)
General and administrative expense (Note 40)	(5,134,674)	(4,741,575)	(4,811,198)
Other operating expenses, net (Note 42)	(1,187,242)	(829,355)	(462,992)
Operating income	5,046,250	4,499,414	3,830,026
Equity method income (Note 15)	53,287	17,488	20,393
Other non-operating income (expense), net (Note 43)	(188,029)	(50,292)	(52,811)
Profit before income taxes	4,911,508	4,466,610	3,797,608
Income tax expense (Note 44)	(1,269,124)	(1,268,345)	(848,403)
Profit for the year	3,642,384	3,198,265	2,949,205
Items that are or may be reclassified to profit or loss:
Gain on financial asset at fair value through other comprehensive income	352,085	161,008
Gain (Loss) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	162,967	(54,333)
Loss on available-for-sale financial assets		0	(323,127)
Equity in other comprehensive income (loss) of associates	3,302	7,407	(22,813)
Foreign currency translation adjustments for foreign operations	105,771	19,983	(194,172)
Net change in unrealized fair value of cash flow hedges	(18,589)	(20,192)	15,904
Other comprehensive income (loss) of separate account	10,427	8,676	(9,278)
Items that are or may be reclassified to profit or loss	615,963	122,549	(533,486)
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability	(54,644)	(93,098)	103,525
Equity in other comprehensive income (loss) of associates	(8)	28	847
Valuation gain on financial asset at fair value through other comprehensive income	18,885	22,725
Loss on disposal of financial asset at fair value through other comprehensive income	(5,861)	(2,635)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(8,425)	1,723
Items that will never be reclassified to profit or loss	(50,053)	(71,257)	104,372
Total other comprehensive income (loss), net of income tax	565,910	51,292	(429,114)
Total comprehensive income for the year	4,208,294	3,249,557	2,520,091
Profit for the year attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 29 and 45)	3,403,497	3,156,722	2,918,816
Non-controlling interest	238,887	41,543	30,389
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	3,890,701	3,207,602	2,491,251
Non-controlling interest	₩ 317,593	₩ 41,955	₩ 28,840
Earnings per share: (Notes 29 and 45)
Basic and diluted earnings per share in won	₩ 7,000	₩ 6,579	₩ 6,118